Revenue Disaggregation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue Disaggregation
Schedule of revenue disaggregated by geography

	Three Months Ended
	March 31,
	2025	2024
United States	$931	$1,618
Australia	78	102
Europe	98	198
Rest of world	6	26
Total revenue	$1,113	$1,944

	Year Ended
	December 31,
	2024	2023
United States	$6,887	$7,134
Australia	392	526
Europe	687	956
Rest of world	40	62
Total revenue	$8,006	$8,678